Cash and cash equivalents	12 Months Ended
Dec. 31, 2015
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2014 and 2015 primarily consist of the following currencies:

	December 31, 2014		December 31, 2015
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	394,214	394,214	450,802	450,802
US$	13,205	80,814	73,632	478,132
Total		475,028		928,934